Notes to Unaudited Pro Forma Consolidated Statement of Income	12 Months Ended
Dec. 31, 2025
HMH Holding Inc. [Member] | Pro Forma [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Notes to unaudited pro forma consolidated statement of income
3. Notes to unaudited pro forma consolidated statement of income
Transaction accounting adjustments include the following adjustments related to the unaudited pro forma consolidated statement of income for the year ended December 31, 2025, as follows:
(f) Following the Corporate Reorganization, HMH Holding Inc. will be subject to U.S. federal income taxes, in addition to state, local and foreign taxes. However due to HMH Holding B.V.’s historial pre-tax losses and the associated valuation allowance, there will be no tax benefit recognized as an adjustment to our taxes on the unaudited pro forma consolidated statement of income, assuming the federal rates currently in effect and the highest statutory rates apportioned to each state, local and foreign jurisdiction.
(g) Reflects share-based compensation expense related to historical share awards issued by HMH B.V. to management and certain employees, which will vest when certain performance objectives are achieved. All of the awards are contingent on a liquidity event, which is defined as an initial public offering or a change of control of the Company. Upon completion of the Offering, the Company will recognize $21.2 million in share-based compensation expense.
(h) Reflects the reduction in interest expense of $10.9 million for the year ended December 31, 2025, as a result of the repayment of the outstanding indebtedness under the Shareholder Loans from Baker Hughes Holdings LLC and Akastor AS, as described in “Use of proceeds,” as if such repayment occurred on January 1, 2025.
(i) Reflects the reduction in interest income of $0.7 million for the year ended December 31, 2025, as a result of the settlement of the outstanding Shareholder Note receivable of $3.5 million from Baker Hughes Holdings LLC and $3.5 million from Akastor AS, as if such receipt occurred on January 1, 2025.
(j) The basic and diluted pro forma earnings per share of Class A common stock represents net income attributable to HMH Holding Inc. divided by the combination of the shares owned by the Principal Stockholders and the Class A common stock issued in the Offering. The non-controlling interest owners own shares of Class B common stock. These shares of Class B common stock are not considered participating securities because they have no right to receive dividends or a distribution on the liquidation or winding up of HMH Holding Inc. and no earnings are allocable to such class. Accordingly, basic and diluted earnings per share of Class B common stock have not been presented. The table below presents the computation of pro forma basic and diluted earnings per share of HMH Holding Inc. (in thousands, except share and per share amounts):

Year ended December 31, 2025
Numerator:
Net income	$35,155
Net income attributable to non-controlling interests	26,737
Net income attributable to HMH Holding Inc.	8,418

Denominator:
Weighted average shares of Class A common stock outstanding (basic)	11,423
Incremental common shares attributable to dilutive securities	–
Weighted average shares of Class A common stock outstanding (diluted)	11,423
Earnings per share – basic and diluted	$0.74